UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/09
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle November 13, 2009

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: 697856

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AFLAC INC COM                  COM              001055102     7715 180510.0000 SH    Sole                        180510.0000
ALLIANCE DATA SYS CORP COM     COM              018581108    22626 370440.0000 SH    Sole                        370440.0000
AMEDISYS INC                   COM              023436108    16221 371780.0000 SH    Sole                        371780.0000
Bank of America Corp           COM              060505104    53205 3144489.0000 SH   Sole                        3144489.0000
Berkshire Hathaway CL B        COM              084670207    20194 6077.0000 SH      Sole                         6077.0000
CHESAPEAKE ENERGY CORP COM     COM              165167107    31428 1106620.0000 SH   Sole                        1106620.0000
CHINA MED TECHNOLOGIES SPONSOR COM              169483104      800 49300.0000 SH     Sole                        49300.0000
CONSOL ENERGY INC COM          COM              20854P109    30411 674145.0000 SH    Sole                        674145.0000
Cemex S A Sponsor ADR New Rep  COM              151290889     5597 433187.0001 SH    Sole                        433187.0001
Cisco Systems Inc              COM              17275R102    47740 2028035.0000 SH   Sole                        2028035.0000
Corning Inc.                   COM              219350105     2878 187962.0000 SH    Sole                        187962.0000
Exxon Mobil Corp.              COM              30231G102      491 7160.0000 SH      Sole                         7160.0000
FIDELITY NATL INFO SVC COM     COM              31620M106    10047 393859.0000 SH    Sole                        393859.0000
General Electric               COM              369604103    39012 2375860.0000 SH   Sole                        2375860.0000
Goodyear Tire & Rubber         COM              382550101     6749 396310.0000 SH    Sole                        396310.0000
HARRIS CORP DEL COM            COM              413875105    19528 519353.0000 SH    Sole                        519353.0000
HOLOGIC INC                    COM              436440101     4944 302595.0000 SH    Sole                        302595.0000
Hartford Financial Svcs. Grp.  COM              416515104    22090 833595.0000 SH    Sole                        833595.0000
Home Depot                     COM              437076102     1039 39010.0000 SH     Sole                        39010.0000
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     2705 540000.0000 SH    Sole                        540000.0000
INVESCO LTD SHS                COM              G491BT108     4552 200000.0000 SH    Sole                        200000.0000
Igate Capital Corp.            COM              45169U105     1159 135600.0000 SH    Sole                        135600.0000
Intel Corp                     COM              458140100     8527 435710.0000 SH    Sole                        435710.0000
International Business Machine COM              459200101    12053 100765.0000 SH    Sole                        100765.0000
KINETIC CONCEPTS INC           COM              49460W208    28277 764660.0000 SH    Sole                        764660.0000
LABORATORY CORP OF AMERICA     COM              50540R409    13742 209170.0000 SH    Sole                        209170.0000
LENDER PROCESSING SVCS COM     COM              52602E102    13415 351451.0000 SH    Sole                        351451.0000
Legg Mason Inc.                COM              524901105    35886 1156500.0000 SH   Sole                        1156500.0000
MARSHALL EDWARDS INC COM       COM              572322303       73 75607.0000 SH     Sole                        75607.0000
MASTERCARD INC CL A            COM              57636Q104     2231 11035.0000 SH     Sole                        11035.0000
MEMC ELECTRONIC MATERIALS      COM              552715104     5451 327765.0000 SH    Sole                        327765.0000
Microsoft Corp                 COM              594918104      348 13435.0000 SH     Sole                        13435.0000
Novogen LTD                    COM              67010F103      778 251710.0000 SH    Sole                        251710.0000
Oracle Corp                    COM              68389X105    36744 1763138.0000 SH   Sole                        1763138.0000
P C CONNECTION COM             COM              69318J100      326 60000.0000 SH     Sole                        60000.0000
PHILIP MORRIS INTL. INC.       COM              718172109    34213 701952.3650 SH    Sole                        701952.3650
PRINCIPAL FINANCIAL GP COM     COM              74251v102     5385 196590.0000 SH    Sole                        196590.0000
Pfizer Inc                     COM              717081103    28149 1700875.0000 SH   Sole                        1700875.0000
RELIANCE STEEL & ALUM COM      COM              759509102     8900 209115.0000 SH    Sole                        209115.0000
Rush Enterprises CLA           COM              781846209     3875 299907.0000 SH    Sole                        299907.0000
Rush Enterprises CLB           COM              781846308      348 31757.0000 SH     Sole                        31757.0000
Stanley Furniture Inc New      COM              854305208     5145 496130.0000 SH    Sole                        496130.0000
Transocean LTD                 COM              H8817H100    12910 150944.0000 SH    Sole                        150944.0000
UnitedHealth Group Inc.        COM              91324P102    27361 1092686.0000 SH   Sole                        1092686.0000
WESCO INTERNATIONAL INC        COM              95082P105    25030 869095.0000 SH    Sole                        869095.0000
Wal-Mart Stores                COM              931142103      266 5420.0000 SH      Sole                         5420.0000
Zimmer Holdings Inc.           COM              98956P102    10020 187470.0000 SH    Sole                        187470.0000
LOOMIS SAYLES BOND FUND-INS                     543495840    25274 1945665.2770 SH   Sole                        1945665.2770
LOOMIS SAYLES BOND FUND-RET                     543495832      773 59750.8810 SH     Sole                        59750.8810
Muhlenkamp Fund                                 962096103      243 4844.8790 SH      Sole                         4844.8790
VANGUARD INTM TERM INV GRADE-A                  922031810      111 11547.3440 SH     Sole                        11547.3440
VANGUARD INTM TERM INV GRADE-I                  922031885      870 90465.2710 SH     Sole                        90465.2710